U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Oppenheimer Variable Account Funds
          6803 South Tucson Way
          Englewood, Colorado 80112

2.   Name of each series or class of funds for which this notice is filed:

          Oppenheimer Capital Appreciation Fund

3.   Investment Company Act File Number: 811-4108

          Securities Act File Number: 2-93177

4.   Last day of fiscal year for which this notice is filed:  12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:                                                    /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of
     the fiscal year:   -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:

          12,247,492          $455,862,164

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          12,247,492          $455,862,164

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          643,582             $22,422,394

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                       $455,862,164
                                                                 ------------
     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                       +$22,422,394
                                                                 -------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):               -$237,187,104
                                                                 -------------
     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):          +  -0-
                                                                 ------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           (line (i), plus line (ii), less line (iii), plus
           line (iv)) (if applicable):                           $241,097,454
                                                                 ------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                     x 1/3300
                                                                 ------------
     (vii) Fee due (line (i) or line (v) multiplied by
           line (vi)):                                           $73,060
                                                                 ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a).                                            /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          February 26, 1997; Fed Wire #4944


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                             Oppenheimer Variable Account Funds



                                   /s/ Robert J. Bishop

                             By:______________________________________
                                Robert J. Bishop, Assistant Treasurer

Date: 2/27/97


cc: Allan Adams, Esq.
    Katherine Feld
    Gloria LaFond


sec\ovaf2.24f

                       MYER, SWANSON, ADAMS & WOLF, P.C.
                                ATTORNEYS AT LAW
                        THE COLORADO STATE BANK BUILDING
                           1600 BROADWAY, SUITE 1480
                          DENVER, COLORADO 80202-4915
                            TELEPHONE (303) 866-9800
                            FACSIMILE (303) 866-9818



                                February 21, 1997




Oppenheimer Variable Account Funds
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the no par value shares of Oppenheimer Variable Account Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purpose of this opinion.

As of the end of its fiscal year, the Trust was composed of nine separate series, the Oppenheimer Money Fund, Oppenheimer Bond Fund, Oppenheimer Growth Fund, Oppenheimer Global Securities Fund, Oppenheimer Growth & Income Fund, Oppenheimer High Income Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Strategic Bond Fund, and Oppenheimer Capital Appreciation Fund. Each series sells its shares separately to separate accounts offered by various life insurance companies pursuant to separate registration statements and prospectuses.

We are advised that during the year ending December 31, 1996, the following shares of beneficial interest in each series of the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940:

   Oppenheimer          Oppenheimer              Oppenheimer
   Money Fund           Bond Fund                Growth Fund

   330,762,142          21,886,664                9,031,405

Oppenheimer High     Oppenheimer Capital     Oppenheimer Multiple
Income Fund          Appreciation Fund       Strategies Fund

    9,857,582            12,247,492               5,556,735

Oppenheimer Global       Oppenheimer Growth &       Oppenheimer Strategic
Securities Fund          Income  Fund               Bond Fund

    14,595,634             2,942,183                     12,624,581

It is our opinion that the said shares of beneficial interest in each series sold by the Trust in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                                        Sincerely,

                                        /s/ Allan B. Adams

                                        Allan B. Adams
                                        of MYER, SWANSON, ADAMS & WOLF, P.C.






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